Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of comprehensive income (loss)
	As of December 31,
	2017	2016

Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(208)	$(128)
Tax effect	43	43
Net unrealized losses on securities available-for-sale	(165)	(85)

Accumulated other comprehensive loss	$(165)	$(85)

Schedule of change in accounting estimate
Income from continuing operations	$627,000
Net income	$464,000
Net income per share	$0.24